[Ameritas Life Insurance Corp. Logo]
                                                                 5900 "O" Street
                                                               Lincoln, NE 68510
                                                                    402-467-1122

September 24, 2008

                                                                       Via EDGAR

Sally Samuel, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re: Ameritas Life Insurance Corp. ("Ameritas" or "Depositor") and Ameritas Variable Separate Account VA-2, 1940 Act No. 811-05192 ("Separate Account" or "Registrant")
         OVERTURE Medley Flexible Premium Deferred Variable Annuity,
         1933 Act No. 333-142483
         Post-Effective Amendment No. 6 on Form N-4 Pursuant to Rule 485(a) Request for Selective Review Pursuant to Securities Act Release No. 6510 and Investment Company Act Release No. 13768

Dear Ms. Samuel:

Today, we are submitting via EDGAR, pursuant to Rule 485(a), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is September 24, 2008.

The Registrant is requesting selective review of this Post-Effective Amendment ("Amendment") pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

     (i) The material provisions of Registration Statement No. 333-142483 were reviewed by the staff of the Division of Investment Management's Office of Insurance Products as filed in Post-Effective Amendment No. 4 on July 23, 2008.

     (ii) Also as precedent to this filing, we submitted Correspondence filings in response to Commission comments on Amendment No. 4 on September 15, September 19, September 22, and September 23, 2008.

     (iii) The primary purpose of this Post-Effective Amendment No. 6 is to finalize the addition of a new "No Withdrawal Charge Rider" as a feature of the Overture Medley annuity.

Revisions made in response to Commission comments, as more fully documented in the Correspondence noted above are located as follows:

1.   Page 3. Deleted reference to tax qualified plans.

2.   Page 4. Revised Summary, Withdrawals section.

3. Pages 7-9. Updated portfolio expense chart for acquired fund fee information.

4. Pages 14, 16, 17 (two items). Revised text to state that reallocations would be made proportionately to the remaining investment options the policy owners selected in their latest allocation instructions.

5.   Page 17. Added reference to close of the New York Stock Exchange.

6. Page 23. Clarified that we would postpone crediting only of initial premium payment made by personal check.

7.   Page 25. Clarified text regarding laws for minor beneficiaries.

8. SAI page 6. Deleted sentence that prospectus and SAI information may be summaries.

9. Exhibits are added to update the Underwriting Agreement and the Selling Agreement.

Other revisions are found on page 1 of the prospectus and SAI and the Last Page of the prospectus, where we inserted the requested new effective date; page 15, where one fund requested that we update their subadvisor list; and page 17, correcting the minimum subaccount balance to $100.

By separate letter included in this filing, the Separate Account and Principal Underwriter are filing a request to accelerate the effective date of this Post-Effective Amendment filing to today, September 24, 2008.

We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel